Segment information (Details)	12 Months Ended
	Aug. 31, 2022 CAD ($) segment	Aug. 31, 2022 USD ($) segment	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Segment information
Number of reportable business segments | segment	2	2
Segment revenues	$ 7,350,946		$ 3,513,788		$ 2,417,173
Segment gross profit	3,285,565		1,604,182		604,390
Segment (loss) profit before tax	(12,853,442)		(15,008,317)		(2,254,223)
Research and development	2,242,794		1,489,953
Office salaries and benefits	3,335,799		1,754,613		315,138
Segment assets	29,100,209		38,801,292
Cash	5,824,716		18,147,821
Additions to property and equipment	1,175,931		544,354		$ 77,966
Additions to intangible assets	32,202		528,726
Segment liabilities	$ 5,071,613		$ 5,276,105
Operating segments
Segment information
Revenue from external customers		$ 7,350,946		$ 3,513,788
Segment revenues		7,350,946		3,513,788
Segment gross profit		3,285,565		1,604,182
Segment (loss) profit before tax		(12,853,442)		(15,008,317)
Research and development		2,242,794		1,489,953
Office salaries and benefits		3,335,799		1,754,613
Segment assets						$ 29,100,209	$ 38,801,292
Cash						5,824,716	18,147,821
Additions to property and equipment		1,108,888		544,354
Additions to intangible assets		32,202		1,102,662
Segment liabilities						5,071,613	5,276,105
Inter-segment eliminations
Segment information
Revenue from other segments		(901,225)		(149,483)
Segment revenues		(901,225)		(149,483)
Segment gross profit		(150,975)		(39,642)
Segment (loss) profit before tax		(93,852)		(32,255)
Segment assets						(9,438,326)	(9,108,603)
Additions to property and equipment		(162,446)		(33,468)
Segment liabilities						(262,883)	(63,470)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers		2,557,086		2,158,240
Revenue from other segments		820,383		142,007
Segment revenues		3,377,469		2,300,247
Segment gross profit		596,570		640,228
Segment (loss) profit before tax		(13,632,377)		(15,517,319)
Research and development		2,242,794		1,489,953
Office salaries and benefits		2,384,746		1,555,014
Segment assets						24,499,107	35,175,599
Cash						4,146,260	17,210,266
Additions to property and equipment		412,158		432,547
Additions to intangible assets		32,202		1,102,662
Segment liabilities						2,023,368	2,400,829
Rental of electric boats | Operating segments
Segment information
Revenue from external customers		4,793,860		1,355,548
Revenue from other segments		80,842		7,476
Segment revenues		4,874,702		1,363,024
Segment gross profit		2,839,970		1,003,596
Segment (loss) profit before tax		872,787		541,257
Office salaries and benefits		951,053		199,599
Segment assets						14,039,428	12,734,296
Cash						1,678,456	937,555
Additions to property and equipment		$ 859,176		$ 145,275
Segment liabilities						$ 3,311,128	$ 2,938,746